Note 17 - Segmented Information - Geographical Information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Segmented revenue	$ 68,775	$ 117,545	$ 1,143,288	$ 1,124,714	$ 1,227,032
Identifiable non-current assets	473,944	1,474,058	473,944	1,474,058	1,384,881
Latin America [member]
Statement Line Items [Line Items]
Segmented revenue			196,377	171,927	240,695
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	473,462	1,466,198	473,462	1,466,198	1,378,026
CHINA
Statement Line Items [Line Items]
Segmented revenue			910,637	927,840	952,090
Identifiable non-current assets	$ 482	$ 7,859	482	7,859	6,855
Other [member]
Statement Line Items [Line Items]
Segmented revenue			$ 36,274	$ 24,947	$ 34,247